SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Awards Granted for Options and RSUs During the Period

For the years ended December 31, 2025 and 2024, the Company granted options and RSUs to employees and directors as follows:

	Year ended December 31, 2025
	Award	Exercise	Vesting
	amount	price range	period	Expiration
Options	1,662,500	$0.38 - $2.77	1 year - 4 years	10 years

	Year ended December 31, 2024
	Award	Exercise	Vesting
	amount	price range	period	Expiration
Options	870,000	$1.96 - $2.40	1 year - 4 years	10 years
RSUs	435,000	—	4 years	—

Schedule of Underlying Data Used for Computing the Fair Value of the Options

Year ended December 31,
	2025	2024
Exercise price	$0.38 - $2.77	$1.96-$2.40
Dividend yield	—%	—%
Expected volatility	101.91% - 104.79%	104.00% - 105.73%
Risk-free interest rate	4.19% - 4.58%	3.95% - 4.32%
Expected term	6 years	6 years

Schedule of Stock Option Activity

		Weighted
	Number of	Average
	options	Exercise Price
Outstanding at December 31, 2024	1,584,304	$19.65
Granted	1,662,500	2.61
Forfeited	(220,641)	2.17
Expired	(75,601)	61.59
Outstanding at December 31, 2025	2,950,562	$10.28
Exercisable at December 31, 2025	838,339	$29.66

Schedule of RSUs Activity

		Weighted Average
	Number of	Grant Date
	RSUs	Fair Value
Outstanding at December 31, 2024	750,715	$2.77
Vested	(299,609)	3.10
Forfeited	(190)	10.99
Outstanding at December 31, 2025	450,916	$2.54

Schedule of Share-based Payment Arrangement, Expensed and Capitalized, Amount

	Year ended December 31,
(in thousands)	2025	2024
Research and development	$364	$548
General and administrative	1,944	2,755
Total	$2,308	$3,303